Form N-1A Cover	Jul. 29, 2025
Prospectus [Line Items]
Document Type	485BPOS
Amendment Flag	false
Registrant Name	WORLD FUNDS TRUST
Entity Central Index Key	0001396092
Entity Investment Company Type	N-1A
Document Period End Date	Jul. 29, 2025
Prospectus Date	Aug. 01, 2025